GOODWILL AND INTANGIBLE ASSETS - Changes in Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Finite and Indefinite-lived Intangible Assets
Net carrying amount of Intangible assets (excluding MSRs), beginning balance	$ 4,566
Acquisitions/ divestitures	(176)
Amortization	(625)
Impairments	(22)
FX and other	(22)
Net carrying amount of Intangible assets (excluding MSRs), ending balance	3,721
Mortgage servicing rights (MSRs)	1,781	$ 1,845
Net carrying amount of Intangible assets, balance at end of period	5,502	$ 6,411
Purchased credit card relationships
Finite and Indefinite-lived Intangible Assets
Net carrying amount of Intangible assets (excluding MSRs), beginning balance	1,332
Acquisitions/ divestitures	0
Amortization	(261)
Impairments	0
FX and other	15
Net carrying amount of Intangible assets (excluding MSRs), ending balance	1,086
Core deposit intangibles
Finite and Indefinite-lived Intangible Assets
Net carrying amount of Intangible assets (excluding MSRs), beginning balance	132
Acquisitions/ divestitures	0
Amortization	(41)
Impairments	0
FX and other	(10)
Net carrying amount of Intangible assets (excluding MSRs), ending balance	81
Other customer relationships
Finite and Indefinite-lived Intangible Assets
Net carrying amount of Intangible assets (excluding MSRs), beginning balance	248
Acquisitions/ divestitures	0
Amortization	(24)
Impairments	0
FX and other	(5)
Net carrying amount of Intangible assets (excluding MSRs), ending balance	219
Present value of future profits
Finite and Indefinite-lived Intangible Assets
Net carrying amount of Intangible assets (excluding MSRs), beginning balance	79
Acquisitions/ divestitures	(68)
Amortization	(4)
Impairments	0
FX and other	(1)
Net carrying amount of Intangible assets (excluding MSRs), ending balance	6
Other
Finite and Indefinite-lived Intangible Assets
Net carrying amount of Intangible assets (excluding MSRs), beginning balance	2,485
Acquisitions/ divestitures	(108)
Amortization	(295)
Impairments	(5)
FX and other	18
Net carrying amount of Intangible assets (excluding MSRs), ending balance	2,095
Indefinite-lived intangible assets
Finite and Indefinite-lived Intangible Assets
Net carrying amount of Intangible assets (excluding MSRs), beginning balance	290
Acquisitions/ divestitures	0
Amortization	0
Impairments	(17)
FX and other	(39)
Net carrying amount of Intangible assets (excluding MSRs), ending balance	$ 234